Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Summary of property, plant and equipment

	2021			2022
	Land and	Fixtures and		Land and	Fixtures and
	buildings	equipment	Total	buildings	equipment	Total
	£m	£m	£m	£m	£m	£m
Cost
At start of year	206	527	733	167	516	683
Acquisitions	–	1	1	1	–	1
Capital expenditure	5	23	28	3	33	36
Disposals	(43)	(32)	(75)	(19)	(140)	(159)
Exchange translation differences	(1)	(3)	(4)	14	43	57
At end of year	167	516	683	166	452	618

Accumulated depreciation
At start of year	143	428	571	111	441	552
Charge for the year	6	46	52	6	41	47
Disposals	(37)	(31)	(68)	(12)	(142)	(154)
Exchange translation differences	(1)	(2)	(3)	10	37	47
At end of year	111	441	552	115	377	492

Net book amount	56	75	131	51	75	126